Retrospective Application of Change in Accounting Policy (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Service		$ 4,050	$ 4,356	$ 4,338
Total operating revenues		5,155	5,210	5,018
Operating income (loss)		111	431	(181)
Investment and other income (expense)
Interest and dividend income		11	5	8
Total investment and other income		(19)	4	29
As previously reported
Operating revenues
Service	[1]	3,999	4,322	4,329
Total operating revenues	[1]	5,104	5,176	5,009
Operating income (loss)	[1]	60	397	(190)
Investment and other income (expense)
Interest and dividend income	[1]	62	39	17
Total investment and other income	[1]	32	38	38
Adjustment
Operating revenues
Service		51	34	9
Investment and other income (expense)
Interest and dividend income		$ (51)	$ (34)	$ (9)

[1]	In Annual Report on Form 10-K for the year ended December 31, 2016, filed on February 24, 2017.